Segment and corporate information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment and corporate information
Revenue from health care services	€ 14,114,399	€ 13,872,219	€ 13,264,289
Revenue from health care products	3,744,664	3,604,336	3,282,584
Revenue	17,859,063	17,476,555	16,546,873
Operating income	2,304,409	2,269,558	3,037,798
Interest	(368,019)	(429,444)	(301,062)
Income before income taxes	1,936,390	1,840,114	2,736,736
Depreciation and amortization	(1,586,869)	(1,553,408)	(724,847)
Impairment loss	(199,030)	(39,752)	(64,719)
Income (loss) from equity method investees	94,518	73,679	73,346
Total assets	31,689,036	32,934,735	26,242,268
thereof investments in equity method investees	761,113	696,872	649,780
Additions of property, plant and equipment, intangible assets and right of use assets	2,002,523	1,893,919	1,154,965
Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	13,810,589	13,623,319	13,043,277
Revenue from health care products	3,639,995	3,478,817	3,189,516
Revenue	17,450,584	17,102,136	16,232,793
Other revenue
Segment and corporate information
Revenue from health care services	303,810	248,900	221,012
Revenue from health care products	104,669	125,519	93,068
Revenue	408,479	374,419	314,080
Segment Total
Segment and corporate information
Revenue	17,819,419	17,456,414	16,532,137
Operating income	2,718,488	2,613,667	3,396,674
Depreciation and amortization	(1,334,844)	(1,313,057)	(562,039)
Impairment loss	(199,030)	(39,752)	(64,719)
Income (loss) from equity method investees	94,698	75,230	73,346
Total assets	28,792,533	29,528,180	23,591,064
thereof investments in equity method investees	761,113	696,872	649,780
Additions of property, plant and equipment, intangible assets and right of use assets	1,606,869	1,536,985	838,818
Segment Total | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	13,786,173	13,623,319	13,043,277
Revenue from health care products	3,624,767	3,458,676	3,174,780
Revenue	17,410,940	17,081,995	16,218,057
Segment Total | Other revenue
Segment and corporate information
Revenue	408,479	374,419	314,080
North America Segment
Segment and corporate information
Revenue	12,478,420	12,195,173	11,569,732
Operating income	2,119,737	1,794,101	2,665,187
Depreciation and amortization	(997,509)	(992,526)	(377,836)
Impairment loss	(1,231)	(36,411)
Income (loss) from equity method investees	87,493	75,941	75,279
Total assets	21,358,156	21,700,202	16,936,646
thereof investments in equity method investees	413,401	400,514	348,096
Additions of property, plant and equipment, intangible assets and right of use assets	1,162,847	1,097,517	598,988
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	11,060,231	10,907,934	10,503,816
Revenue from health care products	1,094,828	1,023,462	844,147
Revenue	12,155,059	11,931,396	11,347,963
North America Segment | Other revenue
Segment and corporate information
Revenue	323,361	263,777	221,769
EMEA Segment
Segment and corporate information
Revenue	2,762,588	2,693,473	2,586,558
Operating income	411,674	448,062	398,683
Depreciation and amortization	(191,204)	(188,580)	(116,384)
Impairment loss	(2,266)	(3,341)	(64,719)
Income (loss) from equity method investees	4,237	(4,414)	(4,322)
Total assets	3,879,386	4,058,523	3,612,800
thereof investments in equity method investees	215,650	171,704	178,886
Additions of property, plant and equipment, intangible assets and right of use assets	249,401	212,282	158,974
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	1,364,976	1,354,220	1,274,015
Revenue from health care products	1,363,820	1,298,723	1,285,470
Revenue	2,728,796	2,652,943	2,559,485
EMEA Segment | Other revenue
Segment and corporate information
Revenue	33,792	40,530	27,073
Asia-Pacific Segment
Segment and corporate information
Revenue	1,894,178	1,858,770	1,689,353
Operating income	343,632	328,996	303,956
Depreciation and amortization	(110,400)	(98,599)	(45,475)
Impairment loss	(1,065)
Income (loss) from equity method investees	2,950	2,551	2,125
Total assets	2,830,867	2,852,271	2,322,284
thereof investments in equity method investees	105,661	99,815	98,741
Additions of property, plant and equipment, intangible assets and right of use assets	143,939	190,591	53,962
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	876,036	861,963	776,005
Revenue from health care products	969,674	930,057	851,710
Revenue	1,845,710	1,792,020	1,627,715
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	48,468	66,750	61,638
Latin America Segment
Segment and corporate information
Revenue	684,233	708,998	686,494
Operating income	(156,555)	42,508	28,848
Depreciation and amortization	(35,731)	(33,352)	(22,344)
Impairment loss	(194,468)
Income (loss) from equity method investees	18	1,152	264
Total assets	724,124	917,184	719,334
thereof investments in equity method investees	26,401	24,839	24,057
Additions of property, plant and equipment, intangible assets and right of use assets	50,682	36,595	26,894
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	484,930	499,202	489,441
Revenue from health care products	196,445	206,434	193,453
Revenue	681,375	705,636	682,894
Latin America Segment | Other revenue
Segment and corporate information
Revenue	2,858	3,362	3,600
Corporate
Segment and corporate information
Revenue	39,644	20,141	14,736
Operating income	(414,079)	(344,109)	(358,876)
Depreciation and amortization	(252,025)	(240,351)	(162,808)
Income (loss) from equity method investees	(180)	(1,551)
Total assets	2,896,503	3,406,555	2,651,204
Additions of property, plant and equipment, intangible assets and right of use assets	395,654	356,934	316,147
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	24,416
Revenue from health care products	15,228	20,141	14,736
Revenue	39,644	20,141	14,736
Operating Segments | Segment Total
Segment and corporate information
Revenue	17,854,648	17,460,922	16,534,923
Operating Segments | North America Segment
Segment and corporate information
Revenue	12,507,173	12,198,240	11,571,341
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	2,768,521	2,694,159	2,586,862
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	1,894,417	1,859,274	1,689,986
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	684,537	709,249	686,734
Operating Segments | Corporate
Segment and corporate information
Revenue	4,415	15,633	11,950
Inter-segment | Segment Total
Segment and corporate information
Revenue	(35,229)	(4,508)	(2,786)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(28,753)	(3,067)	(1,609)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue	(5,933)	(686)	(304)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(239)	(504)	(633)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue	(304)	(251)	(240)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 35,229	€ 4,508	€ 2,786